DERIVATIVE INSTRUMENTS - SCHEDULE OF THE CLASSIFICATION OF DERIVATIVE ASSETS AND LIABILITIES WITHIN THE CONSOLIDATED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative asset	$ 2,425	$ 7,062
Derivative liability	6,378	10,825
Designated as Hedging Instrument | Cash Flow Hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative asset	423	2,229
Derivative liability	1,427	809
Designated as Hedging Instrument | Fair Value Hedging | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivative asset	0	1,768
Derivative liability	1,897	0
Non-designated Hedges
Derivatives, Fair Value [Line Items]
Derivative asset	2,002	3,065
Derivative liability	3,054	10,016
Non-designated Hedges | Commodities futures and options
Derivatives, Fair Value [Line Items]
Derivative asset	390	2,348
Derivative liability	3,054	10,000
Gross derivative assets, included within derivative liabilities	48,505	140,885
Derivative liability, gross liabilities	50,179	150,872
Non-designated Hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative asset	31	0
Derivative liability	0	16
Non-designated Hedges | Deferred compensation derivatives
Derivatives, Fair Value [Line Items]
Derivative asset	1,581	717
Derivative liability	$ 0	$ 0